Warrants (Tables)	12 Months Ended
Dec. 31, 2014
Stockholders Equity Note [Abstract]
Disclosure of Share-based Compensation Arrangements by Share-based Payment Award [Table Text Block]
We estimate the fair values of these securities using a Monte Carlo valuation model.

							2013 Convertible
	June 26, 2013	Exercise Price	July 15, 2013	Exercise Price	December 23, 2013	Exercise Price	Promissory Notes	Exercise Price	2011	Exercise Price	Total	Exercise Price
Balance, December 31, 2013	28,394,834	$0.14	1,645,361	$0.14	4,320,420	$0.25	7,030,387	$0.14	1,355,164	$0.46	42,746,166	$0.16
Exercises	(3,855,714)	0.14	—	—	—	—	—	—	—	—	(3,855,714)	0.14
Balance, December 31, 2014	24,539,120	0.14	1,645,361	0.14	4,320,420	0.25	7,030,387	0.14	1,355,164	0.46	38,890,452	0.16

Aggregate proceeds if exercised	$3,435,477		$230,351		$1,080,105		$984,254		$623,375		$6,353,562